The Company - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			9 Months Ended
	Jun. 30, 2013	Jun. 05, 2013	May 13, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of initial public offering of common stock	5,913,300	5,913,300
Amount of per share for all additional shares		$ 15.00
Net proceeds from IPO		$ 82,491		$ 82,491
Reverse stock split of common stock			0.3333
Redeemable convertible preferred stock conversion ratio		One-for-three
Issuance of shares of common stock	20,633,046	20,633,046
Common stock issued				28,418,420	1,694,862	1,645,729